Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings per share [abstract]
Net profit for the year	R$ 126,338	R$ 27,310	R$ 7,989
Weighted average number of common shares issued (thousands)	53,750	57,241	58,227
Effect from dilution - shares (a)	64	352	357
Weighted average number of common shares issued adjusted by the dilution effect	53,813	57,593	58,584
Basic earnings per share	R$ 2.3505	R$ 0.4771	R$ 0.1372
Diluted earnings per share	R$ 2.3477	R$ 0.4742	R$ 0.1364